Submission	Oct. 18, 2026
Submission [Line Items]
Central Index Key	0002087307
Registrant Name	SENSING4D AI LTD
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A